RELATED PARTY BALANCES AND TRANSACTIONS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Payables to related parties	$ 237	$ 237	$ 376
Key Management Personnel
Statement [Line Items]
Payables to related parties	35		35
Hunter Dickinson Services Inc.
Statement [Line Items]
Payables to related parties	$ 202		$ 341